Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	231,742	176,261	25,205
Less: allowance for credit losses	(5,682)	(132,971)	(19,015)
Accounts receivable, net	226,060	43,290	6,190

An analysis of the allowance for credit losses is as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Balance, beginning of year	3,546	5,097	5,682	813
Additions	1,530	584	127,290	18,202
Exchange difference	21	1	(1)	-
Balance, end of year	5,097	5,682	132,971	19,015

The Company’s provision for credit losses amounted to RMB1,530 and RMB584 for the years ended December 31, 2023 and 2024, respectively, and the provision for credit losses increased to RMB127,290 (US$18,202) for the year ended December 31, 2025. In estimating expected credit losses, the Company considered the uncertainties associated with regulatory policy changes in the industry and recent and expected market trends. The Company’s exposure to credit losses may increase if its debtors are adversely affected by changes, such as economic pressures or uncertainty associated with local and industry, or other customer-specific factors. Given the regulatory and tax policy changes for the livestreaming industry starting in the second half of 2025 and increasing credit risk of debtors in the livestreaming industry, the Company provided additional allowance for credit loss for debtors with high risk and delinquent accounts by assistance from third party valuation firm. The facts and circumstances of each account may require the Company to use substantial judgment in assessing its collectability. The Company will continue to periodically review the allowance and make necessary adjustments accordingly.

Three unrelated distributors accounted for 30.3%, 24.8% and 12.1% of the Company’s accounts receivable as of December 31, 2023, respectively. Four unrelated distributors accounted for 33.2%, 26.5%, 18.3% and 10.3% of the Company’s accounts receivable as of December 31, 2024, respectively. Three unrelated distributors accounted for 42.5%, 25.5% and 19.0% of the Company’s accounts receivable as of December 31, 2025, respectively.